Other investments (Details) € in Millions, R in Millions		12 Months Ended
	Oct. 27, 2021	Dec. 31, 2022 ZAR (R)	Dec. 31, 2022 USD ($)	Mar. 22, 2022 ZAR (R)	Feb. 28, 2022 EUR (€)	Dec. 31, 2021 ZAR (R)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 ZAR (R)		Dec. 31, 2020 USD ($)	Oct. 19, 2020 USD ($)	Sep. 11, 2020 USD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments		R 3,340				R 3,367	[1]		R 847	[1]
Loan | $												$ 383,000,000	$ 200,000
Rhyolite Ridge
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Expected proportion of ownership interest in joint venture		50.00%
Ioneer Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Government loan | $			$ 700,000,000
Ioneer Limited | Rhyolite Ridge
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proportion of ownership interest in subsidiary		100.00%
Designated at FVTOCI investments: | Equity investments | Rand Mutual Assurance Company Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments		R 149				140			158
Designated at FVTOCI investments: | Equity investments | Furuya Metal Company Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments		R 455				668			343
Proportion of ownership		5.60%
Designated at FVTOCI investments: | Equity investments | Aldebaran
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments		R 238				241			98
Proportion of ownership		17.59%
Designated at FVTOCI investments: | Equity investments | Generation Mining Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments		R 322				144			101
Proportion of ownership		18.19%
Designated at FVTOCI investments: | Equity investments | Ioneer Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments		R 643				1,353			0
Proportion of ownership		6.95%
Designated at FVTOCI investments: | Equity investments | New Century Resources Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments		R 258				698			0
Proportion of ownership	19.90%
Designated at FVTOCI investments: | Equity investments | Other
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments		98				123			147
Mandatorily measured at FVTPL investments: | Verkor SA
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments | $			554,000,000					$ 0			$ 0
Loan				R 409	€ 25
Financial assets measured at fair value		554
Gains (losses) on financial assets at fair value through profit or loss		145
Mandatorily measured at FVTPL investments: | EnHyWhere
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments | $			$ 78,000,000					$ 0			$ 0
Mandatorily measured at FVTPL investments: | Other
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments		380				0			0
Amortised cost investments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments		R 165				R 0			R 0

[1]	* Restated — see note 1.5